Shareholder Report, Line Graph (Details) 74200004500_Franklin Emerging Market Core Equity -IU- Fund_Single Class_TSR Annual {Class A} - USD ($)								12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Sep. 30, 2019	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Emerging Market Core Equity (IU) Fund
Accumulated Value	$ 14,615	$ 12,308	$ 11,121	$ 10,088	$ 12,477	$ 10,796	$ 10,000	$ 19,941
MSCI Emerging Markets Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index-NR
Accumulated Value	$ 14,297	$ 12,200	$ 11,481	$ 10,596	$ 13,260	$ 10,991	$ 10,000	$ 19,506